Consolidated Statements of Temporary Equity and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Cumulative Effect Adjustment Due To Adoption of ASU 2020-06 [Member]	Previously Reported [Member]	Common Class A [Member]	Common Class B [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member] Measurement Period Adjustment [Member]	Preferred Stock [Member] Founders Preferred Stock [Member]	Preferred Stock [Member] Founders Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Founders Preferred Stock [Member] Measurement Period Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Measurement Period Adjustment [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class A [Member] Apollo Fusion Inc [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Cumulative Effect Adjustment Due To Adoption of ASU 2020-06 [Member]	Additional Paid in Capital [Member] Previously Reported [Member]	Additional Paid in Capital [Member] Measurement Period Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cumulative Effect Adjustment Due To Adoption of ASU 2020-06 [Member]	Accumulated Deficit [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member]
Beginning Balance at Dec. 31, 2018	$ (62,583)		$ (62,583)						$ 1		$ 1	$ 6		$ 6				$ 6,635		$ 6,642	$ (7)	$ (69,225)		$ (69,225)
Beginning Balance (in shares) at Dec. 31, 2018									12,302,500	18,500,000	(6,197,500)	40,754,390	61,284,797	(20,530,407)
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2018						90,768,286	136,493,663	(45,725,377)
Temporary Equity, Beginning Balance at Dec. 31, 2018						$ 108,829	$ 108,829
Stock-based compensation	814																	814				0
Stock-based compensation (in shares)												12,296,959
Issuance Of Common Stock Under Equity Plans, Shares												344,760
Issuance Of Common Stock Under Equity Plans	34																	34
Adjustment to redemption value on Convertible Preferred Stock				$ 0	$ 0
Conversion of Class B common stock into Class A common stock	0
Net loss	(53,179)																	0				(53,179)
Temporary Equity, Ending Balance (in shares) at Dec. 31, 2019						90,768,286
Temporary Equity, Ending Balance at Dec. 31, 2019						$ 108,829
Ending Balance (in shares) at Dec. 31, 2019									12,302,500			53,396,109
Ending Balance at Dec. 31, 2019	(114,914)								$ 1			$ 6						7,483				(122,404)
Stock-based compensation	32,202																	32,202				0
Stock-based compensation (in shares)												6,645,845
Issuance Of Common Stock Under Equity Plans, Shares												2,919,304
Issuance Of Common Stock Under Equity Plans	878																	878
Debt discount related to beneficial conversion feature of convertible notes	9,239																	9,239
Debt discount related to beneficial conversion feature of convertible notes attributable to related parties	480																				$ 480
Adjustment to redemption value on Convertible Preferred Stock				0	0
Conversion of Class B common stock into Class A common stock	0
Net loss	(68,293)																					(68,293)
Temporary Equity, Ending Balance (in shares) at Dec. 31, 2020						90,768,286
Temporary Equity, Ending Balance at Dec. 31, 2020						$ 108,829
Ending Balance (in shares) at Dec. 31, 2020						90,768,286			12,302,500			62,961,258
Ending Balance at Dec. 31, 2020	(140,408)	$ (9,028)				$ 108,829			$ 1			$ 6						50,282	$ (9,719)			(190,697)	$ 691
Stock-based compensation	2,177																	2,177
Exercise of options	228																	228
Exercise of options (in shares)												498,807
Issuance Of Common Stock Under Equity Plans, Shares						28,498,141
Issuance Of Common Stock Under Equity Plans						$ 221,943
Conversion of Founders Convertible Preferred Stock to Series C Convertible Preferred Stock, issued	8,156								$ (5,073,576)									8,156
Conversion of Founders Convertible Preferred Stock to Series C Convertible Preferred Stock, issued (in shares)						5,073,576
Adjustment to redemption value on Convertible Preferred Stock	(1,011,726)			(260,051)	(751,675)	$ 1,011,726												(51,131)				(960,595)
Net loss	(158,972)																					(158,972)
Ending Balance (in shares) at Mar. 31, 2021						124,340,003			7,228,924			63,460,065
Ending Balance at Mar. 31, 2021	(1,309,573)					$ 1,342,498			$ 1			$ 6						(7)				(1,309,573)
Beginning Balance at Dec. 31, 2020	(140,408)	(9,028)				$ 108,829			$ 1			$ 6						50,282	(9,719)			(190,697)	691
Beginning Balance (in shares) at Dec. 31, 2020						90,768,286			12,302,500			62,961,258
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2020						90,768,286
Temporary Equity, Beginning Balance at Dec. 31, 2020						$ 108,829
Stock-based compensation	$ 31,923																	31,923
Exercise of options (in shares)	3,883,523
Issuance Of Common Stock Under Equity Plans, Shares												2,310,888			1,853,638
Issuance Of Common Stock Under Equity Plans	$ 1,970														$ 1			1,969
Issuance of Series C Convertible Preferred Stock, net of issuance costs						$ 221,943
Issuance of Series C Convertible Preferred Stock, net of issuance costs (in shares)						28,498,141
Conversion of Founders Convertible Preferred Stock to Series C Convertible Preferred Stock, issued	8,156																	8,156
Conversion of Founders Convertible Preferred Stock to Series C Convertible Preferred Stock, issued (in shares)						5,073,576			(5,073,576)
Adjustment to redemption value on Convertible Preferred Stock				(690,559)	(321,167)													960,595				(960,595)
Merger recapitalization- Class A	330,763					$ (330,772)						$ (2)			$ 14			330,751
Merger recapitalization- Class A (in shares)						(124,340,003)						(16,261,881)			140,601,884
Merger recapitalization- Class B	1								$ (1)			$ (4)					$ 6
Merger recapitalization- Class B (in shares)									(7,228,924)			(49,010,265)					56,239,189
Private offering and merger financing, net of redemptions and equity issuance cost	406,869														$ 6			406,863
Private offering and merger financing, net of redemptions and equity issuance cost, shares															57,489,019
Issuance of common stock upon the acquisition of Apollo Fusion, Inc. shares																2,558,744
Issuance of common stock upon the acquisition of Apollo Fusion, Inc.	33,008																	33,008
Issuance of common stock upon settlement of warrants, shares															4,247,822
Issuance of common stock upon settlement of warrants	31,048														$ 1			31,047
Conversion of Class B common stock into Class A common stock, shares															700,000
Conversion of Class B common stock into Class A common stock	330,764																$ (700,000)
Net loss	(257,782)																					(257,782)
Ending Balance (in shares) at Dec. 31, 2021															207,451,107		55,539,189
Ending Balance at Dec. 31, 2021	436,520	$ (9,028)													$ 22		$ 6	1,844,875	$ (9,719)			(1,408,383)	$ 691
Stock-based compensation	$ 17,041																	17,041
Stock-based compensation (in shares)																	(1)
Exercise of options (in shares)	176,774
Issuance Of Common Stock Under Equity Plans, Shares															1,159,383
Issuance Of Common Stock Under Equity Plans	$ 793																	793
Adjustment to redemption value on Convertible Preferred Stock				$ 0	$ 0
Unrealized loss on available-for-sale marketable securities	(155)																								$ (155)
Net loss	(85,713)																					(85,713)
Ending Balance (in shares) at Mar. 31, 2022															208,610,490		55,539,188
Ending Balance at Mar. 31, 2022	$ 368,486														$ 22		$ 6	$ 1,862,709				$ (1,494,096)			$ (155)